THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

SUPPLEMENT TO THE PROSPECTUS (MAY 1, 2017)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

CUSTOM VARIABLE UNIVERSAL LIFE

Unless otherwise noted below, effective as of the first business day in 2018 this Supplement amends certain information contained in the Prospectus referenced above.

The entire “Periodic Charges (Other than Portfolio Expenses)” section of the Prospectus is hereby replaced in its entirety with the following:

Periodic Charges (Other than Portfolio Operating Expenses)1

The Table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy depend on your Policy Date and/or whether your Policy has passed your Policy Anniversary in 2018. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.

Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		$83 (monthly) per $1,000 of net amount at risk	Same as current charge
Minimum Charge[4]

For Policies with a Policy Date after December 31, 2017 or Policies with a Policy Date prior to January 1, 2018 that have passed their Policy Anniversary in 2018:

$0.007 (monthly) per $1,000 of net amount at risk

For Policies with a Policy Date prior to January 1, 2018 that have not passed their Policy Anniversary in 2018:

$0.008 (monthly) per $1,000 of net amount at risk

$0.02 (monthly) per $1,000 of net amount at risk
Charge for Insured Issue Age 35, Male, Premier Non-Tobacco underwriting classification[5]		$0.02 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]	$0.09 (monthly) per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]
Mortality and Expense Risk Charge	Monthly, on each Monthly Processing Date

0.19% annually (0. 01583% monthly rate) of Invested Assets for Policy Years 1-10

0.05% annually (0. 00417% monthly rate) of Invested Assets for Policy Years 11-20

0.00% annually (0.00000% monthly rate) of Invested Assets for Policy Years 21 and above

All Policy Years: 0.60% annually (0.050% monthly rate) of Invested Assets
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[6]		$27 (monthly) for Policy Years 1-10; $8 (monthly) for Policy Years 11 and above	$41 (monthly) for Policy Years 1-10; $16 (monthly) for Policy Years 11 and above
Minimum Charge[7]		$9 (monthly) for Policy Years 1-10;	$13 (monthly) for Policy

		$5 (monthly) for Policy Years 11 and above	Years 1-10; $9 (monthly) for Policy Years 11 and above
Charge for Insured Issue Age 35, Premier Non-Tobacco underwriting classification		$13 (monthly) for Policy Years 1-10; $6 (monthly) for Policy Years 11 and above	$20 (monthly) for Policy Years 1-10; $9 (monthly) for Policy Years 11 and above
Deferred Sales Charge[8]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[9]		1.35% (monthly) of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	1.35% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10
Minimum Charge[10]		1.075% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Charge for Insured Issue Age 35, Premier Non-Tobacco underwriting classification		1.179% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	Same as current charge
Death Benefit Guarantee Charge	Monthly, on each Monthly Processing Date when the Death Benefit Guarantee is in force	$0.01 per $1,000 of Guaranteed Minimum Death Benefit	$0.02 per $1,000 of Guaranteed Minimum Death Benefit
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

For Policy Dates 1/1/2016 and later:

0.90% annually (0.075% monthly rate) of Policy Debt for Policy Years 1-10,

0.75% annually (0.0625% monthly rate) of Policy Debt for Policy Years 11-20,

0.20% annually (0.01667% monthly rate) of Policy Debt for Policy Years 21 and above

For Policy Dates prior to 1/1/2016:

0.65% annually (0.05417% monthly rate) of Policy Debt for Policy Years 1-10

0.50% annually (0.04167% monthly rate) of Policy Debt for Policy Years 11-20

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 21 and above

When the Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt
Underwriting and Issue Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[13]		$0.03 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Minimum Charge[14]		$0.005 (monthly) per $1,000 of Initial Specified Amount	Same as current charge
Charge for Insured Issue Age 35, Premier Non-Tobacco		$0.007 (monthly) per $1,000 of Initial Specified Amount	Same as current charge

underwriting classification
Payment of Selected Monthly Premium Upon Total Disability Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.04 (monthly) per $1.00 of Selected Monthly Premium, or $0.06 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.15 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.002 (monthly) per $1.00 of Selected Monthly Premium	$0.007 (monthly) per $1.00 of Selected Monthly Premium
Charge for Insured Attained Age 35, Premier Non-Tobacco underwriting classification[18]		$0.003 (monthly) per $1.00 of Selected Monthly Premium	$0.01 per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability Benefit Charge[19]	Monthly, on each Monthly Processing Date
Maximum Charge[20]		$0.06 (monthly) per $1.00 of Specified Monthly Charges	$0.15 (monthly) per $1.00 of Specified Monthly Charges
Minimum Charge[2][1]		$0.002 (monthly) per $1.00 of Specified Monthly Charges	$0.006 (monthly) per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 35, Male, Premier Non-Tobacco underwriting classification		$0.003 (monthly) per $1.00 of Specified Monthly Charges	$0.01 (monthly) per $1.00 of Specified Monthly Charges
Additional Purchase Benefit Charge[22]	Monthly, on each Monthly Processing Date
Maximum Charge[23]		$0.03 (monthly) per $1,000 of additional purchase benefit amount	$0.13 (monthly) per $1,000 of additional purchase benefit amount
Minimum Charge[24]

For Policies with a Policy Date after December 31, 2017 or Policies with a Policy Date prior to January 1, 2018 that have passed their Policy Anniversary in 2018:

$0.003 (monthly) per $1,000 of additional purchase benefit amount

For Policies with a Policy Date prior to January 1, 2018 that have not passed their Policy Anniversary in 2018:

$0.008 (monthly) per $1,000 of additional purchase benefit amount

$0.03 (monthly) per $1,000 of additional purchase benefit amount
Charge for Insured Issue Age 0, Male

For Policies with a Policy Date after December 31, 2017 or Policies with a Policy Date prior to January 1, 2018 that have passed their Policy Anniversary in 2018:

$0.02 (monthly) per $1,000 of additional purchase benefit amount

For Policies with a Policy Date prior to January 1, 2018 that have not passed their Policy Anniversary in 2018:

$0.03 (monthly) per $1,000 of additional purchase benefit amount

$0.01 (monthly) per $1,000 of additional purchase benefit amount

[1]	The charges described in this table may vary based upon one or more characteristics of the Policy, such as factors including but not limited to: Insured underwriting classification, Issue Age, sex, underwriting amount, Specified Amount, Target Premium, Policy Debt, and Policy Year (see “Charges and Deductions—Monthly Policy Charges and Service Charges” for more details regarding each charge). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay. Your Policy schedule pages will indicate the guaranteed maximum charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”). Unless otherwise noted, the charges in the table represent the monthly rate. Please see “Policy Anniversary” and “Policy Date” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.
[2]	The Cost of Insurance Charge will vary based on factors including but not limited to the Insured’s Issue Age, sex, underwriting classification, underwriting amount, and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the charges a particular Owner may pay. The net amount at risk is the difference between the Death Benefit and the Policy Value. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).
[3]	The maximum Cost of Insurance Charge assumes that the Insured has the following characteristic: Attained Age 120. The maximum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
[4]	The minimum Cost of Insurance Charge assumes that the Policy is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 28, Premier Non-Tobacco underwriting classification. The minimum guaranteed maximum Cost of Insurance Charge assumes that the Insured has the following characteristic: Female, Issue Age 2-12, Premier Non-Tobacco underwriting classification. Please note the Insured characteristics for the displayed minimum current Cost of Insurance Charge are different from the Insured characteristics for the displayed minimum guaranteed maximum Cost of Insurance Charge.
The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
[5]	The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions”). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.
[6]	The maximum Administrative Charge assumes that the Insured has the following characteristics: Issue Age 75, substandard underwriting classification.
[7]	The minimum Administrative Charge assumes that the Insured has the following characteristics: Issue Ages 0-15, standard underwriting classification.
[8]	Because this charge is based on cumulative premiums paid at any point during the first Policy Year, this charge will vary depending on the amount and timing of your premium payments during the first Policy Year.
[9]	The current maximum and guaranteed maximum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 55, Class 2-9 Non-Tobacco underwriting classification. The maximum Deferred Sales Charge shown may also apply to other combinations of Policy Year and Insured characteristics.
[10]	The minimum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 75, Premier or Preferred Non-Tobacco underwriting classification.
[11]	This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.
[12]	The current minimum Specified Amount is $100,000 for Issue Ages 15-59 and $50,000 for all other Issue Ages.
[13]	The maximum Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 25, substandard underwriting classification.
[14]	The minimum Underwriting and Issue Charge assumes that the Insured has the following characteristics: Issue Age 55, standard underwriting classification.
[15]	The charges for the Payment of Selected Monthly Premium Upon Total Disability vary based on the Insured’s Attained Age, underwriting classification, and “Selected Monthly Premium,” and may increase from year to year. Selected Monthly Premium is an amount the Owner selects subject to a maximum permitted amount. The charges shown in the table may not be representative of the charges a particular Owner may pay. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. If selected, the Selected Monthly Premium Benefit provides, during the total disability of the Insured, for the payment of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the payment of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the greater of the selected monthly premium rate times the Selected Monthly Premium or the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
[16]	The maximum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Age 59, standard underwriting classification.
[17]	The minimum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 0-26, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
[18]	This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.
[19]	The charges for the Payment of Specified Monthly Charges Upon Total Disability vary based on the Insured’s Attained Age, underwriting classification, and “Specified Monthly Charges,” and may increase from year to year. Specified Monthly Charges are the Monthly Policy Charges (excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). The charges shown in the table may not be representative of the charges a particular Owner may pay. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. If selected, the Specified Monthly Charges Benefit provides for the payment of Specified Monthly Charges that come due during the total disability of the Insured. (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the specified monthly charges rate times the Specified Monthly Charges. If this optional benefit is selected, the maximum rates are shown in your Policy.
[20]	The maximum Payment of Specified Monthly Charges Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Age 59, standard underwriting classification.
[21]	The minimum Payment of Specified Monthly Charges Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 0-21, standard underwriting classification.
[22]	The charges for the Additional Purchase Benefit vary based on the Insured’s gender and Attained Age at the time the benefit is added to the policy. The charges shown in the table may not be representative of the charges a particular Owner may pay. The maximum Additional Purchase Benefit amount is the lesser of two times the Specified Amount and $150,000.
[23]	For Policies with a Policy Date after December 31, 2017 or Policies with a Policy Date prior to January 1, 2018 that have passed their Policy Anniversary in 2018: The current maximum Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 11-15. For Policies with a Policy Date prior to January 1, 2018 that have not passed their Policy Anniversary in 2018: The current maximum Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 14-17. The guaranteed maximum Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Benefit added at Attained Age 38. Please note the Insured characteristics for the displayed current maximum Additional Purchase Benefit Charge are different from the Insured characteristics for the displayed guaranteed maximum Additional Purchase Benefit Charge.
[24]	For Policies with a Policy Date after December 31, 2017 or Policies with a Policy Date prior to January 1, 2018 that have passed their Policy Anniversary in 2018: The minimum current Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 35-38. For Policies with a Policy Date prior to January 1, 2018 that have not passed their Policy Anniversary in 2018: The minimum current Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 0. The minimum guaranteed maximum Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Benefit added at Attained Age 0. Please note the Insured characteristics for the displayed minimum current Additional Purchase Benefit Charge are different from the Insured characteristics for the displayed minimum guaranteed maximum Additional Purchase Benefit Charge.

The Monthly Policy Charges and Service Charges section is hereby replaced in its entirety with the following:

Monthly Policy Charges and Service Charges

We deduct a Monthly Policy Charge from Invested Assets on each Monthly Processing Date. The Monthly Policy Charge includes the monthly Cost of Insurance Charge, the monthly Mortality and Expense Risk Charge, the monthly Administrative Charge, the monthly Underwriting and Issue Charge, the monthly Deferred Sales Charge, and, if applicable, the monthly Policy Debt Expense Charge, the monthly Death Benefit Guarantee Charge, and the monthly charge for optional benefits. These components of the Monthly Policy Charge are described in the following paragraphs.

•	Monthly Cost of Insurance Charge. We determine the amount of the charge by multiplying the net amount at risk by the cost of insurance rate, which is based on factors including but not limited to the Issue Age, sex, and underwriting classification of the Insured, the underwriting amount, and the Policy Year. The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit if the Policy is in force under the Death Benefit Guarantee) and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of Premium Payments, and the charges and expenses for the Policy. The maximum cost of insurance rates are included in the Policy schedule pages. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The Cost of Insurance Charge covers the cost of mortality and some expenses. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•	Monthly Mortality and Expense Risk Charge. The maximum amount of the charge is equal to an annual rate of 0.60% (0.05% monthly rate) of Invested Assets. Currently the charge is equal to an annual rate of 0.19% (0.01583% monthly rate) of Invested Assets for the first ten Policy Years, 0.05% (0.00417% monthly rate) of Invested Assets for Policy Years 11-20, and 0.00% (0.00000%

monthly rate) of Invested Assets for Policy Years 21 and higher. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•	Monthly Administrative Charge. This charge, which varies based on factors including but not limited to the Insured’s Issue Age, underwriting classification on the Date of Issue, and the Policy Year, is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records and communicating with Owners. The current charge ranges from $9 to $27 (monthly) for Policy Years 1-10 and from $5 to $8 (monthly) for Policy Years 11 and beyond.

•	Monthly Underwriting and Issue Charge. This charge applies only during the first ten Policy Years and is based on the Initial Specified Amount, the Insured’s Issue Age and the underwriting classification of the Insured on the Date of Issue. The charge ranges from $0.005 to $0.03 (monthly) per $1,000 of Initial Specified Amount.

•	Monthly Policy Debt Expense Charge. This charge is for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently the charge when the Insured is Attained Age 99 and below varies by Policy Date. For Policies with a Policy Date on or after January 1, 2016, the current charge is equal to an annual rate of 0.90% (0.075% monthly rate) of Policy Debt for Policy Years one through ten, 0.75% (0.0625% monthly rate) of Policy Debt for Policy Years 11-20, and 0.20% (0.01667% monthly rate) of Policy Debt for Policy Years 21 and higher. For Policies with a Policy Date prior to January 1, 2016, the current charge is equal to an annual rate of 0.65% (0.05417% monthly rate) of Policy Debt for Policy Years one through ten, 0.50% (0.04167% monthly rate) of Policy Debt for Policy Years 11-20, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 21 and higher. The current charge for all Policies when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.

•	Monthly Deferred Sales Charge. This charge for sales expenses is deducted only during the first ten Policy Years, and is based on factors including but not limited to the Insured’s Issue Age and underwriting classification on the Date of Issue. During the first Policy Year, the charge on each Monthly Processing Date is a percent of cumulative premiums paid through that date (up to the Target Premium). The charge applied during Policy Years two through ten is based on the cumulative premiums paid in the first Policy Year (up to the Target Premium).

•	Monthly Death Benefit Guarantee Charge. This charge compensates us for the risk we have assumed by guaranteeing the Guaranteed Minimum Death Benefit. For a Policy that has a Death Benefit Guarantee, the maximum amount of the charge is $0.02 (monthly) per $1,000 of Guaranteed Minimum Death Benefit. Currently the charge is $0.01 (monthly) per $1,000 of Guaranteed Minimum Death Benefit.

•	Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability. Waiver Benefit: Payment of Specified Monthly Charges Upon Total Disability and Additional Purchase Benefit. The charge for a Waiver Upon Total Disability Benefit is deducted if either of the Waiver benefits is selected. Charges for these optional benefits vary based on factors including but not limited to the Insured’s Attained Age and underwriting classification, and the amount of the benefit, and may increase from year to year. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard risk rate. We also deduct a charge for the Additional Purchase Benefit, if selected. The charge for this optional benefit varies based on the Insured’s Attained Age at the time the benefit is added to the policy, gender, and the amount of the benefit. The guaranteed maximum charge for the Payment of Selected Monthly Premium Upon Total Disability Benefit is the greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.15 (monthly) per $1.00 of Specified Monthly Charges. The guaranteed maximum charge for the Payment of Specified Monthly Charges Upon Total Disability Benefit is $0.15 (monthly) per $1.00 of Specified Monthly Charges.

We also charge certain transaction fees (also referred to as service charges) to be deducted from Invested Assets on the dates on which transactions take place. These service charges are $25 per change if more than one change occurs in Specified Amount in a Policy Year, $25 per withdrawal, $25 per transfer of assets among the Divisions of the Separate Account, and $25 per change of the Death Benefit option. Currently we waive all of these fees.

You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.

We will apportion deductions from Invested Assets among the Divisions of the Separate Account in proportion to the amounts invested in the Divisions.

A surrender charge will be deducted from Invested Assets only during the first ten Policy Years if the Policy is surrendered or changed to Fixed Paid-Up insurance. The surrender charge during the first Policy Year is a percentage of the Premium Payments paid up to the Target Premium, where the percentage varies by Issue Age, but never exceeds 50% of the premium paid. After the first Policy Year, the surrender charge remains level through the end of the fifth Policy Year, and then grades down monthly in Policy Years six through ten to zero.

All charges in this section expressed in dollars have been rounded to the nearest dollar, where appropriate. Amounts that would round to zero have been rounded to the nearest penny or less, as necessary.

The value of the net assets of each Division reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Division invests. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2016. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.11%. For further information, consult the Portfolio’s prospectuses and the Annual Portfolio Operating Expenses table included in the Fee Table of this prospectus.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated December 13, 2017.